SEGMENT INFORMATION - SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information
Revenue	$ 811,162	$ 764,102	$ 745,439	$ 819,179	$ 848,728	$ 838,561	$ 771,132	$ 772,512	$ 3,139,882	$ 3,230,933	$ 3,109,547
Operating income (loss)	112,820	$ 85,584	$ (252,446)	$ 21,417	(5,430)	$ 87,130	$ 62,769	$ 35,119	(32,625)	179,588	378,727
Adjusted EBITDA									501,219	485,790	544,076
Segment Assets	2,366,370				2,502,499				2,366,370	2,502,499
Capital expenditures									78,039	62,049	57,233
Operating Segments | Match Group
Segment Reporting Information
Revenue									1,118,110	909,705	836,458
Operating income (loss)									315,549	212,981	253,725
Adjusted EBITDA									403,380	284,554	289,287
Segment Assets	487,790				300,509				487,790	300,509
Capital expenditures									46,098	25,246	19,734
Operating Segments | HomeAdvisor
Segment Reporting Information
Revenue									498,890	361,201	283,541
Operating income (loss)									35,343	6,452	1,061
Adjusted EBITDA									48,546	18,529	17,701
Segment Assets	97,751				32,116				97,751	32,116
Capital expenditures									16,660	10,170	6,775
Operating Segments | Video
Segment Reporting Information
Revenue									228,649	213,317	182,454
Operating income (loss)									(27,656)	(38,756)	(43,346)
Adjusted EBITDA									(21,247)	(38,384)	(39,916)
Segment Assets	230,269				90,671				230,269	90,671
Capital expenditures									2,508	2,466	1,878
Operating Segments | Applications
Segment Reporting Information
Revenue									604,140	760,748	776,707
Operating income (loss)									109,663	175,145	178,960
Adjusted EBITDA									132,276	184,258	186,192
Segment Assets	109,019				108,997				109,019	108,997
Capital expenditures									1,196	4,681	4,220
Operating Segments | Publishing
Segment Reporting Information
Revenue									407,313	691,686	791,549
Operating income (loss)									(334,417)	(26,692)	110,523
Adjusted EBITDA									(7,571)	87,788	150,960
Segment Assets	409,838				391,450				409,838	391,450
Capital expenditures									2,093	6,283	13,481
Operating Segments | Other
Segment Reporting Information
Revenue									283,365	294,821	239,644
Operating income (loss)									(11,678)	(28,611)	(17,050)
Adjusted EBITDA									1,802	4,734	(2,705)
Segment Assets	22,146				94,777				22,146	94,777
Capital expenditures									5,712	7,085	4,904
Corporate
Segment Reporting Information
Operating income (loss)									(119,429)	(120,931)	(105,146)
Adjusted EBITDA									(55,967)	(55,689)	(57,443)
Segment Assets	$ 1,009,557				$ 1,483,979				1,009,557	1,483,979
Capital expenditures									3,772	6,118	6,241
Inter-segment Elimination
Segment Reporting Information
Revenue									$ (585)	$ (545)	$ (806)